Stockholders' (Deficit) Equity	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Equity [Abstract]
Stockholders' (Deficit) Equity

Note 13 — Stockholders’ Equity

Reverse Stock Split

On July 10, 2015, pursuant to the Company’s definitive proxy statement filed on June 8, 2015, the Company held a special meeting of stockholders to approve an amendment to its Restated Certificate of Incorporation to effect a reverse stock split of its common stock at a ratio to be determined by the Board of Directors within a specific range set forth in the proxy statement, without reducing the number of authorized shares. The Company’s shareholders approved the proposed amendment to the Restated Certificate of Incorporation, and the Board of Directors selected a reverse split ratio of one-for-eight (1:8). As a result of the reverse stock split, as of the close of business on July 10, 2015, each eight shares of common stock were converted into one share of common stock with any fractional shares being settled in cash. Immediately preceding the reverse stock split, there were 55,313,647 shares of common stock issued, including 9,675,114 treasury shares. The number of shares of Series A Preferred Stock did not change as a result of the split; however, following the reverse stock split, the conversion price was adjusted to reflect the split from $1.22149381 to $9.77586545.

After the reverse stock split, there were 6,911,921 shares of common stock issued, including 1,209,389 treasury shares. All share and per share amounts relating to the common stock, stock options to purchase common stock, including the respective exercise prices of each such option, and the conversion ratio of the Series A Preferred Stock included in the financial statements and footnotes have been adjusted to reflect the reduced number of shares resulting from the reverse stock split. Market conditions tied to stock price targets contained within MBOs were similarly adjusted. The par value and the number of authorized, but unissued, shares remain unchanged following the reverse stock split.

Treasury Stock

On July 1, 2016, upon the vesting of 12,500 shares of restricted stock previously granted to executives of the Company and pursuant to the tax withholding provisions of the Company’s restricted stock award agreements, the Company withheld on a cashless basis 2,529 shares to settle withholding taxes, The withheld shares were immediately canceled.

On December 31, 2015, upon the vesting of 7,500 shares of restricted stock previously granted to executives of the Company and pursuant to the tax withholding provisions of the Company’s restricted stock award agreements, the Company withheld on a cashless basis 2,398 shares to settle withholding taxes. The withheld shares were immediately canceled.

On July 10, 2015, to effect the one share-for-eight shares reverse split of the Company’s common stock, the Company paid cash in lieu of issuance of fractional shares totaling 2,284 post-split shares. The shares underlying the payment of cash in lieu were immediately canceled.

On July 1, 2015, upon the vesting of 12,500 shares of restricted stock previously granted to executives of the Company and pursuant to the tax withholding provisions of the Company’s restricted stock award agreements, the Company withheld on a cashless basis 2,822 shares to settle withholding taxes. The withheld shares were immediately canceled.

All repurchased shares of common stock currently being held in treasury are being held at cost, including any direct costs of repurchase. The following table summarizes the Company’s treasury stock activity as follows:

	THREE MONTHS ENDED September 30, 2016		FISCAL YEAR ENDED June 30, 2016
	Number of shares	Amount	Number of shares	Amount
	(In thousands, except share amounts)
Fiscal year opening balance	1,209,389	$9,806	1,209,389	$9,806
Net shares repurchased for employee tax and option exercise price obligations related to the vesting of restricted stock and the exercise of employee stock options	2,529	3	5,220	11
Net shares repurchased to eliminate fractional shares in July 10, 2015 one share-for-eight shares reverse stock split	—	—	2,284	6
Cancellation of shares repurchased	(2,529)	(3)	(7,504)	(17)

Balance at end of period	1,209,389	$9,806	1,209,389	$9,806

Note 13 — Stockholders’ (Deficit) Equity

Reverse Stock Split

On July 10, 2015, pursuant to the Company’s definitive proxy statement filed on June 8, 2015, the Company held a Special Meeting of Stockholders to approve an amendment to its Restated Certificate of Incorporation to effect a reverse stock split of its common stock at a ratio to be determined by the Board of Directors within a specific range set forth in the proxy statement, without reducing the number of authorized shares. The Company’s shareholders approved the proposed amendment to the Restated Certificate of Incorporation, and the Board of Directors selected a reverse split ratio of one-for-eight (1:8). As a result of the reverse stock split, as of the close of business on July 10, 2015, each eight shares of common stock were converted into one share of common stock with any fractional shares being settled in cash. Immediately preceding the reverse stock split, there were 55,313,647 shares of common stock issued, including 9,675,114 treasury shares. The number of shares of Series A Preferred Stock did not change as a result of the split; however, following the reverse stock split the conversion price was adjusted to reflect the split from $1.22149381 to $9.77586545.

After the reverse stock split there were 6,911,921 shares of common stock issued, including 1,209,389 treasury shares. All share and per share amounts relating to the common stock, stock options to purchase common stock, including the respective exercise prices of each such option, and the conversion ratio of the Series A Preferred Stock included in the financial statements and footnotes have been adjusted to reflect the reduced number of shares resulting from the reverse stock split. Market conditions tied to stock price targets contained within MBOs were similarly adjusted. The par value and the number of authorized, but unissued, shares remain unchanged following the reverse stock split.

Treasury Stock

On September 24, 2012, the Company announced that its Board had approved a stock repurchase program authorizing the Company to repurchase up to a total value of $2.0 million in shares of its common stock. During November 2012, the Company repurchased 18,692 shares pursuant to this program. As of June 30, 2014, $1.9 million in shares of common stock remained authorized for repurchase under this program. This authorization superseded the prior plan announced on December 8, 2000, and expired on August 21, 2014, with no further repurchases of stock.

On December 31, 2015, upon the vesting of 7,500 shares of restricted stock previously granted to executives of the Company and pursuant to the tax withholding provisions of the Company’s restricted stock award agreements, the Company withheld on a cashless basis 2,398 shares to settle withholding taxes. The withheld shares were immediately canceled.

On July 10, 2015, to effect the one share for-eight-shares reverse split of the Company’s common stock, the Company paid cash in lieu of issuance of fractional shares totaling 2,284 post-split shares. The shares underlying the payment in lieu of cash were immediately canceled.

On July 1, 2015, upon the vesting of 12,500 shares of restricted stock previously granted to executives of the Company and pursuant to the tax withholding provisions of the Company’s restricted stock award agreements, the Company withheld on a cashless basis 2,822 shares to settle withholding taxes. The withheld shares were immediately canceled.

On October 10, 2014, Magellan repurchased 31,250 shares from William H. Hastings, a former Company executive, pursuant to an Options and Stock Purchase Agreement. See Note 11 — Stock-Based Compensation for further details.

On July 1, 2014, upon the vesting of 18,750 shares of restricted stock previously granted to executives of the Company and pursuant to the tax withholding provisions of the Company’s restricted stock award agreements, the Company withheld on a cashless basis 5,981 shares to settle withholding taxes. The withheld shares were immediately canceled.

On January 14, 2013, the Company entered into a Collateral Purchase Agreement (the “Collateral Agreement”) with Sopak AG, a Swiss subsidiary of Glencore International plc (“Sopak”), pursuant to which the Company agreed to purchase: (i) 1,158,080 shares of the Company’s common stock, (ii) a warrant granting Sopak the right to purchase from the Company an additional 543,478 shares of common stock, and (iii) a Registration Rights Agreement, dated as of June 29, 2009, and amended as of October 14, 2009, and June 23, 2010, among the Company, Young Energy Prize S.A., a Luxembourg corporation (“YEP”), and ECP Fund, SICAV-FIS, a Luxembourg corporation (“ECP”), which is a subsidiary of Yamalco Investments Limited, a Cyprus company (“Yamalco”), for a purchase price of $10.0 million. The Collateral Agreement was subsequently amended on January 15, 2013, and the transactions contemplated thereby closed on January 16, 2013. The Company accounted for the Collateral Agreement by allocating the purchase price of $10.0 million to the fair value of the warrant, which was estimated at $0.8 million, and the remaining $9.2 million to the purchase of the 1,158,080 shares of common stock, resulting in a value per share of $7.944 for the shares of common stock purchased. YEP, ECP, and Yamalco are entities affiliated with Nikolay V. Bogachev, a former director of the Company.

All repurchased common stock shares are currently being held in treasury at cost, including direct issuance cost. The following table summarizes the Company’s treasury stock activity for the fiscal years ended:

	June 30,
	2016		2015
	Number of shares issued	Amount	Number of shares issued	Amount
	(In thousands, except share amounts)
Fiscal year opening balance	1,209,389	$9,806	1,178,139	$9,344
Shares repurchased from former executive	—	—	31,250	462
Net shares repurchased for employee tax and option exercise price obligations related to the vesting of restricted stock and the exercise of employee stock options	5,220	11	5,981	104
Net shares repurchased to eliminate fractional shares in July 10, 2015 one share for eight shares reverse stock split	2,284	6
Cancellation of shares repurchased	(7,504)	(17)	(5,981)	(104)

Fiscal year closing balance	1,209,389	$9,806	1,209,389	$9,806

Retired Warrant

The Company formally retired the warrant purchased from Sopak during its fiscal year ended June 30, 2013, pursuant to the Collateral Agreement described above. The fair value of the warrant was estimated using the Black-Scholes-Merton pricing model and determined to be approximately $0.8 million, which was included as a reduction of additional paid in capital.

Assumptions used in estimating the fair value of the warrant included: (i) the common stock market price on the repurchase date of $7.20 per share; (ii) the warrant exercise price of $9.20 per share; (iii) an expected dividend of $0; (iv) a risk-free interest rate of 0.2%; (v) a remaining contractual term of 1.5 years; and (vi) an expected volatility based on historical prices of 60.8%.